Other assets	12 Months Ended
Dec. 31, 2025
Other Assets1 [Abstract]
Other assets	Other assets

	December 31, 2025	December 31, 2024
Prepayments	37,039,366	37,003,191
Tax advances	32,553,666	19,959,450
Advances to suppliers of goods	25,833,654	22,805,745
Advances to personnel	18,494,097	14,439,712
Other miscellaneous assets	12,079,584	17,916,143
Foreclosed assets	210,759	214,114
Others	4,729,715	3,666,683
TOTAL	130,940,841	116,005,038